Annual Total Returns [BarChart] - LVIP Delaware REIT Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	10.96%
2012	16.94%
2013	2.14%
2014	29.46%
2015	3.75%
2016	5.87%
2017	1.54%
2018	(7.22%)
2019	26.81%
2020	(10.41%)